Income Taxes	12 Months Ended
Aug. 31, 2022
Income Tax Disclosure [Abstract]
Income Taxes
9.	Income Taxes

Cayman Islands

Under the current laws of the Cayman Islands, the Company, OneSmart Online and Yimi Cayman are not subject to tax on income or capital gain arising in Cayman Islands. Additionally, upon payments of dividends by the Company, OneSmart Online and Yimi Cayman to its shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Under the current laws of the British Virgin Islands, OneSmart BVI is not subject to tax on income or capital gains. In addition, upon payments of dividends by the company to its shareholders, no British Virgin Islands withholding tax will be imposed.

Hong Kong

OneSmart HK, Great EDU and Yimi HK are incorporated in Hong Kong and are subject to Hong Kong profits tax of 16.5% on the activities conducted in Hong Kong. No provision for Hong Kong profits tax was made in the consolidated financial statements as it had no assessable income for the years ended August 31, 2020, 2021 and 2022.

PRC

The Company’s subsidiaries and VIEs in the PRC are subject to the statutory rate of 25%, in accordance with the Enterprise Income Tax law (the “EIT Law”), which was effective since January 1, 2008. Shanghai Jing Xue Rui meets the requirements of “high and new technology enterprise” (“HNTE”) and could enjoy the preferential tax rate of 15%. Shanghai Jing Xue Rui has renewed the HNTE certificate in 2020 and is subject to an enterprise income tax (“EIT”) rate of 15% from calendar years 2020 through 2022.

Dividends, interests, rent or royalties payable by the Group’s PRC subsidiaries, to non-PRC resident enterprises, and proceeds from any such non-resident enterprise investor’s disposition of assets (after deducting the net value of such assets) shall be subject to 10% withholding tax, unless the respective non-PRC resident enterprise’s jurisdiction of incorporation has a tax treaty or arrangements with China that provides for a reduced withholding tax rate or an exemption from withholding tax.

The reconciliations of the income tax expense for the years ended August 31, 2020, 2021 and 2022 were as follows:

	For the years ended August 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Income/(loss) before income tax expense and share of net (loss)/income from equity investees	(193,933)	(109,914)	(417,307)	(60,575)
PRC statutory tax rate	25%	25%	25%	25%
Income tax/(benefit) at statutory tax rate	(48,483)	(27,479)	(104,327)	(15,144)
Non-deductible expenses	-	-	-	-
International tax rate difference	48,483	27,479	90,562	13,146
Preferential tax rate	-	-	-	-
Effect of income tax exemptions	-	-	-	-
Equity pick-up	-	-	-	-
Additional tax deduction for qualified research and development expenses	-	-	-	-
Change in valuation allowance	-	-	13,765	1,998
Expired loss	-	-	-	-
Interest and penalty	-	-	-	-
Outside basis difference	-	-	-	-
Effect of changes in tax rates on deferred taxes	-	-	-	-
	-	-	-	-

Composition of deferred tax assets and liabilities:

As of
August 31, 2022
Deferred tax assets
Tax losses carried forward and other	13,765
13,765
Valuation allowance	(13,765)
Total deferred tax assets	-